Geological event - Alagoas (Tables)	12 Months Ended
Dec. 31, 2021
Geological Event - Alagoas
The following table shows the changes in the provision in the period

The following table shows the changes in the provision in the period:

			Consolidated
	2021	2020	2019

Balance at beginning of the year	9,175,777	3,383,067

Provisions	1,339,765	6,901,827	3,383,067
Payments and reclassifications (*)	(2,928,081)	(1,181,931)
Realization of present value adjustment	73,798	72,814
Balance at the end of the year	7,661,259	9,175,777	3,383,067

Current liability	4,378,071	4,349,931	1,450,476
Non-current liability	3,283,188	4,825,846	1,932,591
Total	7,661,259	9,175,777	3,383,067

(*)	Out of this amount, R$2,739,686 (2020: R$1,137,736) refers to payments made and R$188,395 (2020: R$44,195) was reclassified to other accounts payable.